Asset Retirement Obligations (Changes to AROs) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligations [Line Items]
Asset retirement obligations, non current	$ 2,250	$ 2,169
Current Liabilities
Asset Retirement Obligations [Line Items]
Asset retirement obligations	282	263
Dominion Energy Gas Holdings, LLC | Other Deferred Credits And Other Liabilities
Asset Retirement Obligations [Line Items]
Asset retirement obligations, non current	$ 74	$ 76